OPTION TO REDUCE ROYALTY	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
OPTION TO REDUCE ROYALTY [Text Block]

9. OPTION TO REDUCE ROYALTY

In August 2008, Gryphon and its wholly-owned subsidiary, Borealis Mining Company, entered into an option agreement with the lessors of the Borealis property to amend the mining lease for the Borealis Property to fix the previously gold price-based sliding scale royalty to a fixed 5% Net Smelter Royalty. Effective May 20, 2011, the Company exercised the option to fix the Net Smelter Return (NSR) royalty on its Borealis property at 5%.

Under the terms of the option agreement, as amended, Gryphon exercised the option by paying the lessors aggregate consideration of $7,000,000 (less the $250,000 previously paid by Gryphon to the lessors upon execution of the option agreement) as follows:

(a)	$150,000 in cash;

(b)	7,726,500 shares of common stock;

(c)	5% promissory notes in the aggregate principal amount of $1,600,000, due May 20, 2013, with installment payments due upon commencement of production on the Borealis property; and

(d)

5% convertible notes in the aggregate principal amount of $1,909,500, due May 20, 2014, convertible into shares of Gryphon common stock at $0.70 per share through May 20, 2012, $0.80 per share through May 20, 2013 and $0.90 per share through May 20, 2014.

Accordingly, at June 30, 2012 and at March 31, 2012, the Company’s mineral properties include the following payments made to the Borealis Property lessors:

	Three months	Year
	ended	ended
	June 30, 2012	March 31, 2012
Balance, beginning of period	$5,527,078	$760,903
Cash paid	-	175,000
Promissory notes payable	-	1,600,000
Convertible notes payable	-	1,909,500
Common stock issued	-	1,081,675
Balance, end of period	5,527,078	$5,527,078

On January 31, 2012, the Company was served with a complaint alleging breach of contract that was filed in the First Judicial District Court for the State of Nevada in Carson City by Borealis royalty holders, which include the Cavell Trust, Hardrock Mining Company and John W. Whitney. The royalty holders allege that monthly “advance royalties” which have been paid by Gryphon Gold are not recoverable from ongoing production royalties and are payable during the duration of the mining lease. Gryphon Gold has deducted previously paid “advance royalties” from production royalties payable under the Borealis mining lease agreement. At June 30, 2012, the Company had deducted $389,673 of previously paid advance royalties and has deposited the amount into a trust account. The trust account is not included on the Company’s balance sheet.

10. OPTION TO REDUCE ROYALTY

In August 2008, Gryphon and its wholly-owned subsidiary, Borealis Mining Company, entered into an option agreement with the lessors of the Borealis property to amend the mining lease for the Borealis Property to fix the previously gold price-based sliding scale royalty to a fixed 5% Net Smelter Royalty. Effective May 20, 2011, the Company exercised the option to fix the Net Smelter Return (NSR) royalty on its Borealis property at 5%.

Under the terms of the option agreement, as amended, Gryphon exercised the option by paying the lessors aggregate consideration of $7,000,000 (less the $250,000 previously paid by Gryphon to the lessors upon execution of the option agreement) as follows:

(a)	$150,000 in cash;

(b)	7,726,500 shares of common stock;

(c)	5% promissory notes in the aggregate principal amount of $1,600,000, due May 20, 2013, with installment payments due upon commencement of production on the Borealis property; and

(d)

5% convertible notes in the aggregate principal amount of $1,909,500, due May 20, 2014, convertible into shares of Gryphon common stock at $0.70 per share through May 20, 2012, $0.80 per share through May 20, 2013 and $0.90 per share through May 20, 2014.

Accordingly, at March 31, 2012 and at March 31, 2011, the Company’s mineral properties include the following payments made to the Borealis Property lessors:

	Year	Year
	ended	ended
	March 31, 2012	March 31, 2011
Balance, beginning of period	$760,903	$560,903
Cash paid	175,000	200,000
Promissory notes payable	1,600,000	-
Convertible notes payable	1,909,500	-
Common stock issued	1,081,675	-
Balance, end of period	$5,527,078	$760,903

On January 31, 2012, the Company was served with a complaint alleging breach of contract that was filed in the First Judicial District Court for the State of Nevada in Carson City by Borealis royalty holders which include the Cavell Trust, Hardrock Mining Company and John W. Whitney. The royalty holders allege that monthly “advance royalties” which have been paid by Gryphon Gold are not recoverable from ongoing production royalties and are payable during the duration of the mining lease. Gryphon Gold has deducted previously paid “advance royalties” from production royalties payable under the Borealis mining lease agreement. At March 31, 2012 the Company had deducted $125,874 of previously paid advance royalties and classified them in accrued liabilities. The Company believes the royalty holders claims are without merit and intends to vigorously defend against the claims.